Retirement Plans - Schedule of Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Pension [Abstract]
2026	$ 1,241
2027	1,377
2028	1,501
2029	1,629
2030	1,822
Thereafter	10,538
Total	$ 18,108